Intangible Assets (Tables)	12 Months Ended
Jul. 31, 2021
Changes in intangible assets other than goodwill [abstract]
Schedule of intangible assets
Cost	Cultivating and processing license	Brands	Software	Domain names	Patents	Total
	$	$	$	$	$	$
At July 31, 2019	116,433	8,440	3,558	585	1,231	130,247
Additions	-	-	702	-	875	1,577
Disposals	-	-	(550)	-	(173)	(723)
At July 31, 2020	116,433	8,440	3,710	585	1,933	131,101
Additions	-	-	1,546	-	790	2,336
Business acquisition	28,914	5,400	-	-	-	34,314
Disposals	-	-	(872)	-	-	(872)
At July 31, 2021	145,347	13,840	4,384	585	2,723	166,879
Accumulated amortization and impairments
At July 31, 2019	1,601	-	1,269	66	29	2,965
Amortization	3,167	-	697	59	16	3,939
Impairment	106,189	2,000	-	-	-	108,189
At July 31, 2020	110,957	2,000	1,966	125	45	115,093
Amortization	765	170	922	59	134	2,050
Disposals	-	-	(872)	-	-	(872)
At July 31, 2021	111,722	2,170	2,016	184	179	116,271

Net book value
At July 31, 2019	114,832	8,440	2,289	519	1,202	127,282
At July 31, 2020	5,476	6,440	1,744	460	1,888	16,008
At July 31, 2021	33,625	11,670	2,368	401	2,544	50,608